UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

5/31

Date of reporting period:  2/28/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS
February 28, 2009 (Unaudited)

	Principal Amount ($)		Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 38.76%
	$ 983,000	Alcoa, Inc.	7.375	8/1/10	$ 940,016
	1,000,000	Allied Waste North America, Inc.	6.500	11/15/10	995,399
	2,000,000	Altria Group, Inc.	8.500	11/10/13	2,160,240
	1,000,000	AMBAC Financial Group, Inc. (a,b)	6.150	2/7/37	185,500
	700,000	American General Finance Corp. (a)	5.375	10/1/12	316,907
	2,750,000	American General Finance Corp.	3.875	10/1/09	2,145,000
	700,000	American International Group, Inc.	4.700	10/1/10	542,069
	500,000	American International Group, Inc.	5.600	10/18/16	274,305
	500,000	Bank of America Corp.	5.490	3/15/19	356,245
	1,000,000	Bear Stearns Cos, Inc.	6.950	8/10/12	1,035,850
	1,000,000	Bombardier, Inc. (c)	8.000	11/15/14	715,000
	10,000	Countrywide Home Loans, Inc.	4.125	9/15/09	9,909
	2,500,000	Daimler Finance North America LLC	7.200	9/1/09	2,493,058
	1,000,000	Daimler Finance North America LLC	6.500	11/15/13	930,436
	2,000,000	FedEx Corp.	3.500	4/1/09	2,000,340
	1,500,000	Fifth Third Bancorp (a)	4.500	6/1/18	1,027,500
	977,000	Goldman Sachs Group, Inc.	7.350	10/1/09	991,797
	1,000,000	Hartford Financial Services Group, Inc.	5.250	10/15/11	864,115
	4,000,000	Hertz Corp. (a)	10.500	1/1/16	1,740,000
	1,000,000	Kraft Foods, Inc.	5.625	11/1/11	1,045,716
	1,200,000	MBIA Insurance Corp. (a,b,c)	14.000	1/15/33	720,000
	1,000,000	Merrill Lynch & Co., Inc.	5.450	7/15/14	826,271
	1,000,000	National City Bank	4.625	5/1/13	905,261
	1,000,000	Nordstrom, Inc. (a)	6.250	1/15/18	850,000
	1,000,000	Rio Tinto Alcan, Inc.	6.450	3/15/11	965,521
	2,400,000	SLM Corp.	5.000	10/1/13	1,466,962
	500,000	Sprint Capital Corp.	6.875	11/15/28	276,783
	1,000,000	Time Warner, Inc.	6.750	4/15/11	1,016,764
	500,000	United Rentals North America, Inc.	7.000	2/15/14	277,500
	1,000,000	Unum Group	7.625	3/1/11	989,957
	550,000	Wachovia Corp. (a)	6.605	10/1/25	497,612
	600,000	Wachovia Corp.	5.500	8/1/35	384,656
	2,000,000	Washington Mutual, Inc. (d)	7.250	11/1/17	1,015,000
	1,000,000	Whirlpool Corp. (b)	2.496	6/15/09	990,212
	500,000	William Lyon Homes, Inc.	10.750	4/1/13	102,500
	1,500,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	6.625	12/1/14	1,065,000
	2,000,000	Xerox Corp.	7.125	6/15/10	2,018,186
		TOTAL CORPORATE BONDS (Cost $39,892,865)			35,137,587

		CONVERTIBLE BONDS - 1.77%
	1,000,000	Chesapeake Energy Corp.	2.250	12/15/38	536,250
	2,000,000	ProLogis	2.250	4/1/37	1,067,500
		TOTAL CONVERTIBLE BONDS (Cost $1,380,000)			1,603,750

		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.91%
	242,683	Federal Home Loan Mortgage Corp. Series 3068YO (a,e,f)	0.000	1/15/35	227,136
	335,126	Federal Home Loan Mortgage Corp. Series 3000SN (b,e)	17.831	6/15/35	337,293
	526,576	Federal Home Loan Mortgage Corp. Series 3107YO (a,e,f)	0.000	2/15/36	446,108
	383,933	Federal Home Loan Mortgage Corp. Series 3213OB (a,e,f)	0.000	9/15/36	373,615
	365,708	Federal Home Loan Mortgage Corp. Series 3213OH (a,e,f)	0.000	9/15/36	347,651
	5,000	U.S. Treasury Strip Coupon (g)	0.000	11/15/15	4,074
		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,673,734)			1,735,877

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
February 28, 2009 (Unaudited)

	Shares		Coupon Rate (%)	Maturity	Value
		AUCTION RATE PREFERRED STOCKS - 11.53%
	18	BlackRock Global Floating Rate Income Trust, Ser. W7 (h,i)	1.619		$ 450,000
	114	Boulder Growth & Income Fund Inc., Ser. M28 (h,i)	1.669		2,850,000
	16	Cohen & Steers Quality Income Realty Fund Inc., Ser M28 (h,i)	0.510		400,000
	42	Cohen & Steers REIT and Preferred Income Fund Inc., Ser. T28 (h,i)	1.727		1,050,000
	16	Cohen & Steers REIT and Utility Income Fund Inc., Ser. F28 (h,i)	1.746		400,000
	28	Dreman/Claymore Dividend & Income Fund Ser T28 (h,i)	1.977		700,000
	8	Dreman/Claymore Dividend & Income Fund Ser. W7 (h,i)	1.869		200,000
	27	Eaton Vance Floating-Rate Income Trust Ser. D (h,i)	1.688		675,000
	13	Eaton Vance Floating-Rate Income Trust Ser. E (h,i)	1.746		325,000
	39	Eaton Vance Senior Floating-Rate Trust Ser. C (h,i)	0.662		975,000
	27	Eaton Vance Senior Floating-Rate Trust Ser. D (h,i)	0.557		675,000
	24	Evergreen Multi-Sector Income Fund Ser T28 (h,i)	1.727		600,000
	7	F&C/Claymore Preferred Securities Income Fund, Inc. Ser. M7 (h,i)	2.750		175,000
	20	F&C/Claymore Preferred Securities Income Fund, Inc. Ser. T28 (h,i)	2.850		500,000
	9	Neuberger Berman Real Estate Securities Income Fund, Inc. Ser. H (h,i)	1.720		225,000
	10	Nuveen Floating Rate Income Fund Ser. W (h,i)	1.619		250,000
		TOTAL AUCTION RATE PREFERRED STOCKS (Cost $10,450,000)			10,450,000

		PREFERRED STOCKS - 0.56%
	3,800	Federal National Mortgage Association Series 2008-1	8.75		2,432
	130,000	Federal National Mortgage Association Series S	8.25		104,000
	800,000	Wells Fargo & Co.	7.98		400,496
		TOTAL PREFERRED STOCKS (Cost $2,270,454)			506,928

		EXCHANGE TRADED FUNDS - 8.10%
	70,000	Direxionshares Financial Bull 3X Shares			339,500
	75,752	Fidelity Convertible Securities Fund			974,169
	30,000	iShares iBoxx Investment Grade Corporate Bond Fund			2,824,800
	90,125	iShares S&P US Preferred Stock Index Fund			1,722,289
	50,000	ProShares Ultra Dow30			1,033,500
	20,000	ProShares Ultra QQQ			451,400
		TOTAL EXCHANGE TRADED FUNDS (Cost $9,615,166)			7,345,658

	Principal Amount ($)		Coupon Rate (%)	Maturity	Value
		SHORT-TERM INVESTMENTS - 32.94%
		CERTIFICATES OF DEPOSIT - 1.10%
	$ 250,000	Anchorbank	2.900	5/21/09	250,000
	250,000	Beal Bank, SSB	2.700	5/26/09	250,000
	250,000	Citibank	3.100	5/19/09	250,000
	250,000	Fifth Third Bank	2.950	5/19/09	250,000
		TOTAL CERTIFICATES OF DEPOSIT (Cost $1,000,000)			1,000,000

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
February 28, 2009 (Unaudited)

	Principal Amount ($)		Coupon Rate (%)	Maturity	Value
		SHORT-TERM INVESTMENTS (Continued) - 32.94%
		COMMERCIAL PAPER - 23.87%
	$ 1,000,000	Alcoa, Inc.	4.250	3/2/09	$ 999,764
	500,000	CVS Corp.	6.000	3/2/09	499,833
	785,000	CVS Corp.	1.000	3/12/09	784,738
	2,000,000	Cigna Corp.	2.500	3/9/09	1,998,750
	1,000,000	Cigna Corp.	2.500	3/26/09	998,194
	1,000,000	Dow Chemical Co.	4.000	3/2/09	999,778
	1,000,000	Dow Chemical Co.	3.450	3/9/09	999,138
	1,000,000	GATX Corp.	2.250	3/9/09	999,438
	2,000,000	ITT Corp.	2.000	3/16/09	1,998,222
	1,000,000	ITT Corp.	2.000	3/23/09	998,722
	500,000	ITT Corp.	4.500	4/2/09	497,938
	266,000	Idaho Power Co.	1.550	3/10/09	265,885
	607,000	Ingersoll-Rand Co., Ltd.	3.000	3/24/09	605,786
	1,000,000	Ingersoll-Rand Co., Ltd.	3.000	4/7/09	996,833
	1,000,000	Kansas City Power & Light Co.	1.250	3/2/09	999,931
	1,000,000	Nissan Motors Acceptance Corp.	2.500	3/9/09	999,375
	2,000,000	Pacific Gas & Electric Co.	1.500	3/6/09	1,999,500
	1,000,000	Volkswagon of America, Inc.	3.000	3/5/09	999,583
	2,000,000	Volvo Treasury NA LP	2.300	3/2/09	1,999,745
	1,000,000	Volvo Treasury NA LP	2.300	3/4/09	999,744
		TOTAL COMMERCIAL PAPER (Cost $21,640,897)			21,640,897

		MONEY MARKET - 7.96%
	7,218,929	Fifth Third U.S. Treasury Money Market Fund			7,218,929
		(Cost $7,218,929)

		TOTAL SHORT-TERM INVESTMENTS (Cost $29,859,826)			29,859,826

		TOTAL INVESTMENTS - 95.57% (Cost $95,142,045) (j)			$ 86,639,626
		OTHER ASSETS LESS LIABILITIES - 4.43%			4,012,409
		NET ASSETS - 100.00%			$ 90,652,035

(a)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(b)	Variable rate security; the rate shown represents the rate at February 28, 2009.
(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration
	to qualified institutional buyers. At February 28, 2009, these securities amounted to $1,435,000 or 1.58% of net assets.
(d)	Bond in Default - non income producing
(e)	Collateralized mortgage obligation (CMO)
(f)	Principal only Bond - non income producing
(g)	Interest only bond
(h)	The Advisor has determined these security to be illiquid.
(i)	Rate shown represents the dividend rate as of February 28, 2009.
(j)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation			$ 1,190,532
		Unrealized depreciation			(9,692,951)
		Net unrealized depreciation			$ (8,502,419)

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
February 28, 2009 (Unaudited)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of February 28, 2009

Valuation Inputs	Investment in Securities
Level 1 - Quoted Prices	7,345,658
Level 2 - Other Significant Observable Prices	79,293,968
Level 3 - Significant Unobservable Inputs	-
TOTAL	86,639,626

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/20/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/20/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/20/09